Exhibit 99.1

GM Financial Automobile Leasing Trust 2020-2

3.22% Exchange Note

Class A-1 0.27975% Asset Backed Notes

Class A-2A 0.71% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 0.80% Asset Backed Notes

Class A-4 1.01% Asset Backed Notes

Class B 1.56% Asset Backed Notes

Class C 2.56% Asset Backed Notes

Class D 3.21% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	12/01/21
End of Period:	12/31/21
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	31
Report Due Date:	01/18/22
Distribution Date:	01/20/22
Transaction Month:	19

				Original Agg.
2020-2 Designated Pool	Units	Start Date	Closing Date	Securitization Value
	53,180	05/15/2020	06/17/2020	$1,373,635,168

Total	53,180			$1,373,635,168

RECONCILIATION OF 2020-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$826,206,542

{2}	Reduction in Agg. Securitization Value due to payments	{2}	11,348,625
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	919,150
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	36,768,924
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	49,036,699

{7}	End of period Aggregate Securitization Value		{7}	$777,169,843

{8}	Pool Factor		{8}	56.577602%

RECONCILIATION OF 2020-2 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,326,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$778,571,374

{11}	Exchange Note Principal Payment Amount	{11}	49,036,699

{12}	End of period Exchange Note Balance	{12}	$729,534,675

{13}	Note Pool Factor	{13}	55.017698%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$128,000,000	$400,000,000	$60,000,000	$429,000,000	$90,140,000

{15}	Beginning of period Note Balance	{15}	$0	$5,423,195	$813,479	$429,000,000	$90,140,000

{16}	Noteholders’ Principal Distributable Amount	{16}	0	5,423,195	813,479	42,800,025	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$0	$0	$386,199,975	$90,140,000

{21}	Note Pool Factor	{21}	0.000000%	0.000000%	0.000000%	90.023304%	100.000000%

			Class B	Class C	Class D	TOTAL
{22}	Original Note Balance	{22}	$59,760,000	$55,630,000	$34,340,000	$1,256,870,000

{23}	Beginning of period Note Balance	{23}	$59,760,000	$55,630,000	$34,340,000	$675,106,674

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	0	49,036,699
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0	0

{28}	End of period Note Balance	{28}	$59,760,000	$55,630,000	$34,340,000	$626,069,975

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	49.811832%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$826,206,542

{31}	Ending Designated Pool Balance	{31}	777,169,843
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	777,169,843

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$49,036,699

	Interest calculation:
		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$778,571,374	$0	3.22%	30	30/360	$2,089,167

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2020-2 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$16,405,341
{37}	Net Liquidation Proceeds collected during period	{37}	47,382,875
{38}	Investment Earnings	{38}	1,507
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(1,507)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	63,788,216

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	688,505
{43}	To the 2020-2 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	2,089,167
{44}	To the 2020-2 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	49,036,699
{45}	To the 2020-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46}	To the 2020-2 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	11,973,845

{47}	Total Distributions:		{47}	$63,788,216

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$826,206,542
{49}	Ending Agg. Securitization Value	{49}	777,169,843
{50}	Principal Distributable Amount {48} - {49}		{50}	49,036,699

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	49,036,699

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance			{53}	49,036,699

{54}	Noteholders’ Principal Distributable Amount Lessor of {52} and {53}				{54}	$49,036,699

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.27975%	31	Actual/360	$0
{56}	Class A-2A	$5,423,195	0	0.71%	30	30/360	3,209
{57}	Class A-2B	$813,479	0	0.50388%	31	Actual/360	353
{58}	Class A-3	$429,000,000	0	0.80%	30	30/360	286,000
{59}	Class A-4	$90,140,000	0	1.01%	30	30/360	75,868
{60}	Class B	$59,760,000	0	1.56%	30	30/360	77,688
{61}	Class C	$55,630,000	0	2.56%	30	30/360	118,678
{62}	Class D	$34,340,000	0	3.21%	30	30/360	91,860

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{63}	2020-2 Exchange Note Collections	{63}	$63,099,711
{64}	Investment Earnings	{64}	0
{65}	Investment Earnings - transferred from Exchange Note Collection Account	{65}	1,507
{66}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	350
{67}	Optional Purchase Price	{67}	0
{68}	Indenture Section 5.4 disposition of Collateral	{68}	0
{69}	Available Funds:		{69}	63,101,568

{70}	Reserve Account Withdrawal Amount	{70}	0

{71}	Total Distributable Funds:		{71}	63,101,568

	Distributions:
{72}	To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	3,209
{78}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	353
{79}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	286,000
{80}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	75,868
{81}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class B Noteholders’ Interest Distributable Amount	{82}	77,688
{83}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class C Noteholders’ Interest Distributable Amount	{84}	118,678
{85}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Class D Noteholders’ Interest Distributable Amount	{86}	91,860
{87}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88}	Noteholders’ Principal Distributable Amount	{88}	49,036,699
{89}	To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	0
{91}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	13,410,588

{96}	Total Distributions:		{96}	$63,101,568

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{97}	Class A	$525,376,674	$777,169,843	$0	$62,735,513	$0
{98}	Class B	585,136,674	777,169,843	0	62,657,825	0
{99}	Class C	640,766,674	777,169,843	0	62,539,147	0
{100}	Class D	675,106,674	777,169,843	0	62,447,287	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{101}	Excess Total Available Funds			{101}	$13,410,588
{102}	Beginning Note Balance	{102}	675,106,674
{103}	Principal payments through Indenture Section 8.3 (a) (i) through (xv)	{103}	49,036,699
{104}	Pro-Forma Note Balance		{104}	626,069,975

{105}	Ending Aggregate Securitization Value	{105}	777,169,843
{106}	11% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,10% Thereafter ($151,099,868)	{106}	151,099,868
{107}	Required Pro Forma Note Balance {105} - {106}		{107}	626,069,975

{108}	Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}			{108}	0

{109}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{109}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{110}	Ending Aggregate Securitization Value	{110}	$777,169,843
{111}	End of Period Note Balance	{111}	729,534,675
{112}	Overcollateralization	{112}	47,635,168
{113}	Overcollateralization %		{113}	6.13%

	Asset Backed Notes:
{114}	Ending Aggregate Securitization Value	{114}	777,169,843
{115}	End of Period Note Balance	{115}	626,069,975
{116}	Overcollateralization	{116}	151,099,868
{117}	Overcollateralization %		{117}	19.44%

RECONCILIATION OF 2020-2 CASH RESERVE ACCOUNT

{118}	Specified Reserve Balance		{118}	$13,736,352

{119}	Beginning of Period Reserve Account balance		{119}	$13,736,352
{120}	Investment Earnings	{120}	350
{121}	From the Indenture Collection Account, the Reserve Account Required Amount	{121}	0
{122}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{122}	0
{123}	Total Reserve balance available:		{123}	13,736,702

{124}	Specified Reserve Balance		{124}	13,736,352

{125}	Release Excess Cash to Indenture Collection Available Funds		{125}	350

{126}	End of period Reserve Account balance		{126}	$13,736,352

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{127}	Receivables with Scheduled Payment delinquent 61 days or more	{127}	$414,490	0.05%

{128}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10% )	{128}		Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	January 14, 2022

GM Financial

GMALT 2020-2

Supplemental Monthly Data

December 31, 2021

	Aggregate Securitization Value	Residual Value
Beginning of Period	$826,206,542	$700,994,681
Change	(49,036,699)	(34,625,532)
End of Period	$777,169,843	$666,369,149

Residual Value as % of Agg. Securitization Value		85.74%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	37,183	773,988,258	99.59%
31 - 60 days	132	2,767,095	0.36%
61 - 90 days	16	294,999	0.04%
91 - 120 days	5	119,491	0.02%
Total	37,336	777,169,843	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	1,222	25,231,029	10,125	232,131,083
Standard terminations	602	11,313,273	2,445	46,850,280
Total retained by lessee	1,824	36,544,302	12,570	278,981,363
Returned Vehicles
Early terminations	4	103,305	1,115	17,503,893
Standard terminations	8	121,317	1,084	16,409,604
Total returned to dealer	12	224,622	2,199	33,913,497
Charged off leases / Repossessed vehicles	50	919,150	1,074	23,708,563
Repurchases	0	0	1	67,473
Other	0	0	0	0
Total terminations	1,886	37,688,074	15,844	336,670,896

Lease Extensions/Deferments

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage

Term Extensions	770	14,585,779	1.77%

Deferments	8	219,003	0.03%

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	919,150	23,708,563
less: Sales proceeds	928,175	28,284,236
less: Excess wear and excess mileage received	98	2,675
less: Other amounts received	-	0
Net Credit (Gain) Loss	(9,123)	(4,578,348)

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	192,075	33,458,347
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	379,124	47,139,614
less: Excess wear and excess mileage received	3,484	120,033
less: Other recovery amounts	-	0
Residual (Gain) Loss	(190,533)	(13,801,300)

	Current Period	Prev. Month
Prepay Speed	1.4471%	0.4453%

Return Rate based on Scheduled to Terminate(2)	1.5385%	0.8855%

Return Rate based on Terminated Leases(3)	0.6363%	0.9259%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.